Cover	Sep. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 09, 2026
Entity File Number	1-9973
Entity Registrant Name	THE MIDDLEBY CORPORATION
Entity Central Index Key	0000769520
Entity Tax Identification Number	36-3352497
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1400 Toastmaster Drive
Entity Address, City or Town	Elgin
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60120
City Area Code	847
Local Phone Number	741-3300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	MIDD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false